Pay vs Performance Disclosure - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 28, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(b) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(u) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid (“CAP”, as defined by SEC rules) and certain financial performance measures for the last five completed fiscal years. These financial metrics include total shareholder return (TSR), net income metric, and a company-selected measure of Adjusted Operating Income (AOI).
We selected AOI as the most important in linking compensation actually paid to our NEOs for 2024 to our performance, as it was the predominant metric used in our 2024 incentive plans as described in the Compensation Discussion & Analysis earlier in this Proxy Statement.

Year (1)	Summary Compensation Table Total for First PEO (Jose Cil)	Compensation Actually Paid to First PEO (2) (Jose Cil)	Summary Compensation Table Total for Second PEO (Joshua Kobza)	Compensation Actually Paid to Second PEO (2) (Joshua Kobza)	Average Summary Compensation Table Total for Non-PEO NEOs	Compensation Actually Paid to Non-PEO NEOs (2)	Total Share holder Return	Peer Group Total Shareholder Return	Net Income (millions)	Adj. Operating Income (3) (millions)
2024	—	—	$14,469,868	($28,120,726)	$6,093,196	$203,860	$122	$161	$1,445	$2,402
2023	$2,919,736	$22,058,277	$28,967,541	$77,213,418	$7,215,978	$12,712,740	$141	$153	$1,718	$2,200
2022	$17,051,342	$27,404,712	—	—	$36,433,352	$57,793,584	$113	$133	$1,482	$2,084
2021	$13,968,789	$13,978,748	—	—	$6,914,601	$6,379,416	$102	$145	$1,253	$1,977
2020	$20,054,416	$17,686,735	—	—	$7,709,451	$6,253,319	$100	$118	$750	$1,624

(1)
Mr. Cil is the PEO for 2020, 2021, 2022, and two months of 2023. Mr. Kobza is the PEO for the remainder of 2023 and 2024. The other NEOs for each year are: for 2024 – Messrs. Siddiqui, Schwan, Curtis, and Ms. Granat; for 2023 – Messrs. Dunnigan, Shear, Schwan, and Curtis; for 2022 – Messrs. Doyle, Dunnigan, Kobza, and Shear; for 2021 – Messrs. Dunnigan, Kobza, Shear, and Curtis; and for 2020 – Messrs. Dunnigan, Kobza, Schwan, and Siddiqui

(2)
Dollar amounts shown in this column represent compensation actually paid calculated by adjusting amounts in summary compensation table in accordance with SEC rules. As required, the dollar amounts include unpaid amounts of equity compensation that may be realizable in future periods, and as such, the dollar amounts do not fully represent the actual final amount of compensation earned or actually paid to the CEO or other NEO during the applicable years. Adjustments made are shown in below tables.

(3)
For 2024, our Company Selected Measure is Adjusted Operating Income, consistent with our Short-Term Incentive Program. In prior years, we used Adjusted EBITDA. For more details, refer to our Compensation Discussion and Analysis, beginning on page 28. Adjusted Operating Income (AOI) is a non-GAAP
measure, and reconciliation to Operating Income is provided in Appendix A.

CEO Equity Adjustments

All values in $US	2020	2021	2022	2023 First CEO (Jose Cil)	2023 Second CEO (Joshua Kobza)	2024
Summary Compensation Table Total	20,054,416	13,968,789	17,051,342	2,919,736	28,967,541	14,469,868
Less: Stock and Option Award values reported in SCT	(17,716,706)	(10,769,665)	(13,575,946)	(2,571,384)	(26,007,809)	(11,626,221)
Plus: Fair Value of Stock and Options Awards Granted in Year	16,327,370	7,792,950	15,204,487	2,223,970	57,461,293	8,143,340
Plus/Less: Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	(1,571,152)	(341,716)	4,528,849	13,737,077	11,220,283	(38,966,723)
Less: Fair Value as of Vesting Date of Equity Award Granted and Vested in Year	—	1,423,917	734,069	699,434	477,567	536,046
Plus/Less: Change in Fair Value of Stock and Options Awards from Prior Years that Vested in Year	(1,432,805)	(111,328)	157,046	893,104	533,178	(701,420)
Less: Fair Value of Stock and Option Awards that fail to meet vesting conditions during Year	—	—	—	—	—	—
Plus: Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	2,025,612	2,015,801	3,304,865	4,156,340	4,561,366	24,385
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	—	—	—	—	—	—
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans	—	—	—	—	—	—
Compensation Actually Paid	17,686,735	13,978,748	27,404,712	22,058,277	77,213,418	(28,120,725)

Average Other NEOs Equity Adjustments

All values in $US	2020	2021	2022	2023	2024
Summary Compensation Table Total	7,709,451	6,914,601	36,433,352	7,215,978	6,093,196
Less: Stock and Option Award values reported in SCT	(6,293,970)	(4,942,911)	(34,402,665)	(5,205,781)	(4,777,605)
Plus: Fair Value of Stock and Options Awards Granted in Year	5,854,254	3,640,557	53,815,223	6,230,469	2,912,303
Plus/Less: Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	(584,003)	(250,129)	1,328,710	3,053,515	(2,935,383)
Less: Fair Value as of Vesting Date of Equity Award Granted and Vested in Year	—	585,031	264,387	282,346	205,059
Plus/Less: Change in Fair Value of Stock and Options Awards from Prior Years that Vested in Year	(1,304,992)	(144,704)	(524,058)	208,276	(177,972)
Less: Fair Value of Stock and Option Awards that fail to meet vesting conditions during Year	—	—	—	—	(1,127,307)
Plus: Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	872,581	576,970	878,635	927,936	11,353
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	—	—	—	—	216
Compensation Actually Paid	6,253,319	6,379,416	57,793,584	12,712,740	203,860

Company Selected Measure Name			Adj. Operating Income
Named Executive Officers, Footnote			The other NEOs for each year are: for 2024 – Messrs. Siddiqui, Schwan, Curtis, and Ms. Granat; for 2023 – Messrs. Dunnigan, Shear, Schwan, and Curtis; for 2022 – Messrs. Doyle, Dunnigan, Kobza, and Shear; for 2021 – Messrs. Dunnigan, Kobza, Shear, and Curtis; and for 2020 – Messrs. Dunnigan, Kobza, Schwan, and Siddiqui
PEO Total Compensation Amount			$ 14,469,868		$ 17,051,342	$ 13,968,789	$ 20,054,416
PEO Actually Paid Compensation Amount			$ (28,120,725)		27,404,712	13,978,748	17,686,735
Adjustment To PEO Compensation, Footnote
CEO Equity Adjustments

All values in $US	2020	2021	2022	2023 First CEO (Jose Cil)	2023 Second CEO (Joshua Kobza)	2024
Summary Compensation Table Total	20,054,416	13,968,789	17,051,342	2,919,736	28,967,541	14,469,868
Less: Stock and Option Award values reported in SCT	(17,716,706)	(10,769,665)	(13,575,946)	(2,571,384)	(26,007,809)	(11,626,221)
Plus: Fair Value of Stock and Options Awards Granted in Year	16,327,370	7,792,950	15,204,487	2,223,970	57,461,293	8,143,340
Plus/Less: Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	(1,571,152)	(341,716)	4,528,849	13,737,077	11,220,283	(38,966,723)
Less: Fair Value as of Vesting Date of Equity Award Granted and Vested in Year	—	1,423,917	734,069	699,434	477,567	536,046
Plus/Less: Change in Fair Value of Stock and Options Awards from Prior Years that Vested in Year	(1,432,805)	(111,328)	157,046	893,104	533,178	(701,420)
Less: Fair Value of Stock and Option Awards that fail to meet vesting conditions during Year	—	—	—	—	—	—
Plus: Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	2,025,612	2,015,801	3,304,865	4,156,340	4,561,366	24,385
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	—	—	—	—	—	—
Plus: Aggregate Service Cost and Prior Service Cost for Pension Plans	—	—	—	—	—	—
Compensation Actually Paid	17,686,735	13,978,748	27,404,712	22,058,277	77,213,418	(28,120,725)

Non-PEO NEO Average Total Compensation Amount			$ 6,093,196	$ 7,215,978	36,433,352	6,914,601	7,709,451
Non-PEO NEO Average Compensation Actually Paid Amount			$ 203,860	12,712,740	57,793,584	6,379,416	6,253,319
Adjustment to Non-PEO NEO Compensation Footnote
Average Other NEOs Equity Adjustments

All values in $US	2020	2021	2022	2023	2024
Summary Compensation Table Total	7,709,451	6,914,601	36,433,352	7,215,978	6,093,196
Less: Stock and Option Award values reported in SCT	(6,293,970)	(4,942,911)	(34,402,665)	(5,205,781)	(4,777,605)
Plus: Fair Value of Stock and Options Awards Granted in Year	5,854,254	3,640,557	53,815,223	6,230,469	2,912,303
Plus/Less: Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	(584,003)	(250,129)	1,328,710	3,053,515	(2,935,383)
Less: Fair Value as of Vesting Date of Equity Award Granted and Vested in Year	—	585,031	264,387	282,346	205,059
Plus/Less: Change in Fair Value of Stock and Options Awards from Prior Years that Vested in Year	(1,304,992)	(144,704)	(524,058)	208,276	(177,972)
Less: Fair Value of Stock and Option Awards that fail to meet vesting conditions during Year	—	—	—	—	(1,127,307)
Plus: Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	872,581	576,970	878,635	927,936	11,353
Less: Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	—	—	—	—	216
Compensation Actually Paid	6,253,319	6,379,416	57,793,584	12,712,740	203,860

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Disclosure of Most Important Measures Linking Compensation Actually Paid in 2024 to Company Performance
The most important measures used by RBI to link compensation actually paid to our NEOs for 2024 to our performance are disclosed below. For further information on these performance metrics and their function in our executive compensation program, refer to the Compensation Discussion & Analysis beginning on page 28.

•	Adjusted Operating Income

•	Same Store Sales (or Comparable Sales)

•	Net Restaurant Growth

•	Total Shareholder Return

Total Shareholder Return Amount			$ 122	141	113	102	100
Peer Group Total Shareholder Return Amount			161	153	133	145	118
Net Income (Loss)			$ 1,445,000,000	$ 1,718,000,000	$ 1,482,000,000	$ 1,253,000,000	$ 750,000,000
Company Selected Measure Amount			2,402,000,000	2,200,000,000	2,084,000,000	1,977,000,000	1,624,000,000
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted Operating Income
Measure:: 2
Pay vs Performance Disclosure
Name			Same Store Sales (or Comparable Sales)
Measure:: 3
Pay vs Performance Disclosure
Name			Net Restaurant Growth
Measure:: 4
Pay vs Performance Disclosure
Name			Total Shareholder Return
Mr. Cil [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 0	$ 2,919,736	$ 17,051,342	$ 13,968,789	$ 20,054,416
PEO Actually Paid Compensation Amount			0	22,058,277	$ 27,404,712	$ 13,978,748	$ 17,686,735
PEO Name	Mr. Cil				Mr. Cil	Mr. Cil	Mr. Cil
Mr. Kobza [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			14,469,868	28,967,541	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount			$ (28,120,726)	77,213,418	0	0	0
PEO Name		Mr. Kobza	Mr. Kobza
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0		0	0	0
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0		0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(11,626,221)		(13,575,946)	(10,769,665)	(17,716,706)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			8,143,340		15,204,487	7,792,950	16,327,370
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(38,966,723)		4,528,849	(341,716)	(1,571,152)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			536,046		734,069	1,423,917	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(701,420)		157,046	(111,328)	(1,432,805)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0		0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			24,385		3,304,865	2,015,801	2,025,612
PEO | Mr. Cil [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Mr. Cil [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Mr. Cil [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,571,384)
PEO | Mr. Cil [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,223,970
PEO | Mr. Cil [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				13,737,077
PEO | Mr. Cil [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				699,434
PEO | Mr. Cil [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				893,104
PEO | Mr. Cil [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Mr. Cil [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				4,156,340
PEO | Mr. Kobza [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Mr. Kobza [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Mr. Kobza [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(26,007,809)
PEO | Mr. Kobza [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				57,461,293
PEO | Mr. Kobza [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				11,220,283
PEO | Mr. Kobza [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				477,567
PEO | Mr. Kobza [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				533,178
PEO | Mr. Kobza [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Mr. Kobza [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				4,561,366
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			216	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,777,605)	(5,205,781)	(34,402,665)	(4,942,911)	(6,293,970)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,912,303	6,230,469	53,815,223	3,640,557	5,854,254
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,935,383)	3,053,515	1,328,710	(250,129)	(584,003)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			205,059	282,346	264,387	585,031	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(177,972)	208,276	(524,058)	(144,704)	(1,304,992)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,127,307)	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 11,353	$ 927,936	$ 878,635	$ 576,970	$ 872,581